Bank Acceptance Notes Payable (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Shareholders' Equity [Line Items]
Bank acceptance notes payable	$ 929,148	$ 2,117,382
Total	$ 929,148	$ 2,117,382